Summary of Significant Accounting Policies - Summary of Significant Customers and Vendors (Details) (Sounds Concept, Inc.) (Parenthetical) - Sound Concepts, Inc. [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Customers [Member] | Sales Revenue, Net [Member]
Concentration risk percentage	11.00%	45.00%	50.00%
Customers [Member] | Accounts Receivable [Member]
Concentration risk percentage	27.00%	50.00%	48.00%
Customer One [Member] | Sales Revenue, Net [Member]
Concentration risk percentage		17.00%	38.00%
Customer One [Member] | Accounts Receivable [Member]
Concentration risk percentage	10.00%	24.00%	38.00%
Customer Two [Member] | Sales Revenue, Net [Member]
Concentration risk percentage		17.00%	12.00%
Customer Two [Member] | Accounts Receivable [Member]
Concentration risk percentage	17.00%	13.00%	10.00%
Customer Three [Member] | Sales Revenue, Net [Member]
Concentration risk percentage		11.00%
Customer Three [Member] | Accounts Receivable [Member]
Concentration risk percentage		13.00%
One Vendor [Member] | Purchase [Member]
Concentration risk percentage	12.00%		15.00%
One Vendor [Member] | Accounts Payable [Member]
Concentration risk percentage		14.00%
Vendors [Member] | Purchase [Member]
Concentration risk percentage		10.00%
Vendors [Member] | Accounts Payable [Member]
Concentration risk percentage	26.00%		48.00%
Vendor One [Member] | Accounts Payable [Member]
Concentration risk percentage	16.00%		21.00%
Vendors Two [Member] | Accounts Payable [Member]
Concentration risk percentage	10.00%		16.00%
Vendor Three [Member] | Accounts Payable [Member]
Concentration risk percentage			11.00%